Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Cost: Leasehold improvements	$ 1,461	$ 981
Cost: Computers and peripheral equipment	16,640	15,221
Cost: Office furniture and equipment	4,287	3,774
Cost: Motor vehicles	1,170	1,217
Cost: Software	3,394	3,084
Cost:	26,952	24,277
Accumulated depreciation: Leasehold improvements	622	470
Accumulated depreciation: Computers and peripheral equipment	15,702	14,528
Accumulated depreciation: Office furniture and equipment	3,288	2,699
Accumulated depreciation: Motor vehicles	598	564
Accumulated depreciation: Software	3,093	2,944
Accumulated depreciation:	23,303	21,205
Depreciated cost	$ 3,649	$ 3,072